RISK MANAGEMENT AND HEDGING ACTIVITIES USING DERIVATIVES - Part 3 (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Discontinuation of Interest Rate Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring, Net									$ 0	$ 0	$ 0
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)									8,842,000	16,709,000
Net unrealized gain (loss) in accumulated other comprehensive income (loss)	(5,800,000)								(5,800,000)
Amount recognized in the next 12 months	(7,000,000)								(7,000,000)
Amount recognized after the next 12 months	1,200,000								1,200,000
Cash Flow Hedge Gain Reclassified to Earnings	184,063,000	147,698,000	79,495,000	165,705,000	195,875,000	164,988,000	149,205,000	233,462,000	576,961,000	743,530,000	759,744,000
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)									(9,831,000)	59,826,000	137,739,000
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)									31,183,000	33,427,000	(11,158,000)
Price Risk Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net									8,000,000		91,100,000
Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest expense savings from amortization of terminated swaps	1,700,000				1,700,000				1,700,000	1,700,000	4,300,000
Income (Loss) From Discontinued Operations [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Inventory Write-down									10,100,000		91,100,000
Derivative, Loss on Derivative										29,900,000
Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	(5,300,000)								(5,300,000)
Amount of accumulated other comprehensive income (loss) attributable primarily to settled interest-rate swaps.	(49,600,000)								(49,600,000)
Continuing Operations [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)									(12,871,000)	54,371,000	(1,974,000)
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)									32,141,000	17,333,000	(110,502,000)
Continuing Operations [Member] | Commodity Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)									(14,475,000)	46,804,000	18,164,000
Continuing Operations [Member] | Commodity Contract [Member] | Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)									1,689,000	61,526,000	(1,494,000)
Continuing Operations [Member] | Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)									46,616,000	(29,471,000)	(128,666,000)
Continuing Operations [Member] | Interest Rate Contract [Member] | Interest Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)									(14,560,000)	(7,155,000)	(480,000)
Discontinued Operations [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)									3,040,000	5,455,000	139,713,000
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)									(958,000)	16,094,000	99,344,000
Discontinued Operations [Member] | Commodity Contract [Member] | Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)									17,360,000	79,336,000	50,095,000
Discontinued Operations [Member] | Commodity Contract [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)									$ (14,320,000)	$ (73,881,000)	$ 89,618,000